UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2004


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, July 30, 2004


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    36
Form 13F information Table Value Total:    $169,372

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Services Inc.    COM              00209A106     5727   399960 SH       SOLE                   399960
Advanced Fibre Communications, COM              00754a105     9946   492375 SH       SOLE                   492375
AngloGold Limited              Sponsored ADR    035128206      337    10470 SH       SOLE                    10470
Apogent Technologies Inc.      COM              03760a101     7792   243500 SH       SOLE                   243500
Atrix Laboratories, Inc.       COM              04962l101     1415    41270 SH       SOLE                    41270
CIMA Labs Inc.                 COM              171796105     9486   281225 SH       SOLE                   281225
Cablevision Systems New York G CLA NY CABLVS    12686c109     1400    71270 SH       SOLE                    71270
Charter Communications, Inc.   CLA              16117m107     2459   628940 SH       SOLE                   628940
Charter One Financial, Inc.    COM              160903100     6218   140700 SH       SOLE                   140700
Cole National Corporation      CLA              193290103     7782   333285 SH       SOLE                   333285
Computer Horizons Corp.        COM              205908106     3727   936355 SH       SOLE                   936355
Duane Reade Inc.               COM              263578106     3838   235000 SH       SOLE                   235000
Exult Inc.                     COM              302284104     3301   613605 SH       SOLE                   613605
Fidelity National Financial, I COM              316326107     1649    44158 SH       SOLE                    44158
FreeMarkets, Inc.              COM              356602102     1914   293600 SH       SOLE                   293600
Galyan's Trading Company       COM              36458r101      183    11000 SH       SOLE                    11000
Heartland Express, Inc.        COM              422347104     1723    62965 SH       SOLE                    62965
Hollywood Entertainment Corpor COM              436141105     4193   313850 SH       SOLE                   313850
ILEX Oncology, inc.            COM              451923106     6054   242240 SH       SOLE                   242240
Kroll Inc.                     COM              501049100     9652   261705 SH       SOLE                   261705
Mandalay Resort Group          COM              562567107     5164    75230 SH       SOLE                    75230
Marimba, Inc.                  COM              56781q109     6165   758330 SH       SOLE                   758330
Maxwell Shoe Company Inc.      CLA              577766108     6431   276715 SH       SOLE                   276715
Millennium Chemicals Inc.      COM              599903101     7193   415275 SH       SOLE                   415275
Monolithic System Technology I COM              609842109     2897   384782 SH       SOLE                   384782
PeopleSoft, Inc.               COM              712713106      525    28375 SH       SOLE                    28375
Playtex Products, Inc.         COM              72813p100     1518   194120 SH       SOLE                   194120
The MONY Group Inc.            COM              615337102     9396   300180 SH       SOLE                   300180
The Titan Corporation          COM              888266103     6894   531100 SH       SOLE                   531100
Tularik Inc.                   COM              899165104     4020   162096 SH       SOLE                   162096
US Oncology, Inc.              COM              90338w103     3488   236975 SH       SOLE                   236975
Unisource Energy Corporation   COM              909205106     4282   172325 SH       SOLE                   172325
United States Steel Corporatio COM              912909108     4072   115945 SH       SOLE                   115945
Vans, Inc.                     COM              921930103     8631   420000 SH       SOLE                   420000
Wellpoint Health Networks, Inc COM              94973h108     7355    65660 SH       SOLE                    65660
Wheaton River Minerals Ltd.    COM              962902102     2545   905595 SH       SOLE                   905595